Financial instruments (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Discount rate	24.00%	24.00%	13.70%
Fair value for accrued royalties liability	$ 928,776	$ 869,219	$ 1,105,756
Fair value of borrowings	0	68,750	49,825
Foreign exchange gain (loss)	(98,275)	28,780	(3,742)
Current trade receivables	68,530	114,877	0
Trade receivables overdue by more than 60 days from law enforcement agencies	31,527
Cash	5,407,009	170,545	2,688,105	$ 3,073,760
Working capital (deficiency)	$ 458,439	$ (5,400,000)	$ 2,900,000